Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment	$ 23,666	$ 18,453
Less: accumulated depreciation	(7,721)	(4,379)
Property and equipment, net	15,945	14,074
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	20,446	16,512
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment	2,173	1,438
Office equipment
Property, Plant and Equipment [Line Items]
Property and equipment	591	356
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment	107	81
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment	66	$ 66
Vehicle equipment
Property, Plant and Equipment [Line Items]
Property and equipment	$ 283